Derivative instruments and hedging activities - Summary of estimated fair values and maturity analysis for notional amounts of sony's outstanding derivative instruments (Detail) - Cash flow hedges [member]
¥ in Millions, yen in Millions
	Mar. 31, 2023 JPY (¥) yen	Mar. 31, 2022 JPY (¥) yen
Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 458
Liability derivatives | ¥		¥ 7,618
Nominal amount of hedging instrument	70,125	138,135
Currency option contracts purchased
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 502	¥ 28
Nominal amount of hedging instrument	45,789	4,830
Currency option sold contracts
Disclosure of detailed information about hedging instruments [line items]
Liability derivatives | ¥	¥ 835	¥ 161
Nominal amount of hedging instrument	47,995	4,975
Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 28,513	¥ 17,987
Nominal amount of hedging instrument	159,918	146,778
Within 1Year [member] | Foreign exchange forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	70,125	138,135
Average rate (JPY/USD):	131.3	115.3
Within 1Year [member] | Currency option contracts purchased
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	45,789	4,830
Average rate (JPY/USD):	125.8	115
Within 1Year [member] | Currency option sold contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	47,995	4,975
Average rate (JPY/USD):	131.9	118.5
Later than one year [member] | Interest rate swap agreements
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	159,918	146,778
Average rate	1.50%	1.50%